Schedule of credit risk (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deposits	kr 3,276	kr 2,573	kr 12,422
Trade receivables		21,015	21,148
Accrued income		29,516	34,121
Restricted cash			32,869
Cash		278,825	74,165
Total		kr 331,929	kr 174,725